UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON PARTNERS

INTERNATIONAL ALL CAP

OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 89.5%
Australia - 3.1%
512,500	Foster’s Group Ltd. (a)	$1,768,925
1,494,400	Telstra Corp., Ltd. (a)	3,577,624

	Total Australia	5,346,549

Belgium - 1.7%
72,800	Anheuser-Busch InBev NV (a)*	373
118,300	InBev NV (a)	3,009,466

	Total Belgium	3,009,839

Bermuda - 1.5%
169,586	BW GAS Ltd. (a)*	548,655
254,700	Cosan Ltd., Class A Shares *	820,134
181,162	Signet Jewelers Ltd.	1,275,381

	Total Bermuda	2,644,170

Canada - 4.8%
126,600	Barrick Gold Corp.	4,746,234
610,500	Bombardier Inc., Class B Shares	1,878,842
62,700	Magna International Inc., Class A Shares	1,744,941

	Total Canada	8,370,017

China - 3.7%
4,700,000	Denway Motors Ltd. (a)	1,398,446
381,300	Ping An Insurance Group Co. of China Ltd., Class H Shares (a)	1,663,626
5,192,000	Shanghai Electric Group Co., Ltd., Class H Shares (a)*	1,644,532
3,064,000	Zhejiang Expressway Co., Ltd., Class H Shares (a)	1,747,571

	Total China	6,454,175

France - 12.0%
98,900	AXA (a)	1,540,929
47,500	BNP Paribas SA (a)	1,820,020
149,400	European Aeronautic Defence & Space Co. (a)	2,613,355
186,700	France Telecom SA (a)	4,215,379
36,670	Neopost SA (a)	2,956,541
85,900	Publicis Groupe SA (a)	2,020,783
38,180	Societe Generale (a)	1,609,942
82,504	Total SA (a)	4,127,315

	Total France	20,904,264

Germany - 11.5%
25,900	Deutsche Boerse AG (a)	1,302,411
268,600	Deutsche Telekom AG, Registered Shares (a)	3,246,769
71,900	Fresenius Medical Care AG & Co. (a)	3,226,709
42,200	Linde AG (a)	2,813,884
84,000	MTU Aero Engines Holding AG (a)	2,350,804
170,400	Rhoen-Klinikum AG (a)	3,496,315
30,300	Siemens AG, Registered Shares (a)	1,698,808
202,200	Symrise AG (a)	1,883,646

	Total Germany	20,019,346

Hong Kong - 5.3%
508,000	Cheung Kong Holdings Ltd. (a)	4,710,796
138,800	Jardine Matheson Holdings Ltd. (a)	2,734,427
740,000	Wharf Holdings Ltd. (a)	1,837,448

	Total Hong Kong	9,282,671

India - 1.0%
104,200	ICICI Bank Ltd., ADR	1,717,216

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Ireland - 1.8%
130,500	Ryanair Holdings PLC, ADR *	$3,134,610

Israel - 1.6%
67,600	Teva Pharmaceutical Industries Ltd., ADR	2,802,020

Italy - 1.0%
1,013,900	UniCredito Italiano SpA (a)	1,783,892

Japan - 13.5%
92	Advance Residence Investment (a)	302,567
124,200	Denso Corp. (a)	2,244,799
189	Japan Excellent Inc. (a)	798,494
137,500	Makita Corp. (a)	2,477,288
824,000	Mizuho Financial Group Inc. (a)	2,025,667
55,600	Nidec Corp. (a)	2,628,858
170,000	Ricoh Co., Ltd. (a)	2,062,546
13,857	SBI Holdings Inc. (a)	1,664,072
76,100	Sumitomo Mitsui Financial Group Inc. (a)	3,014,632
155,400	Sundrug Co., Ltd. (a)	3,557,946
192	Top REIT Inc. (a)	726,658
31,790	Yamada Denki Co., Ltd. (a)	1,875,119

	Total Japan	23,378,646

Jersey - 2.2%
614,200	Experian PLC (a)	3,839,226

Netherlands - 2.9%
129,571	Royal Dutch Shell PLC, Class A Shares	3,217,934
78,316	Unilever NV, CVA (a)	1,728,363

	Total Netherlands	4,946,297

Spain - 0.8%
101,400	Acerinox SA (a)	1,326,506

Switzerland - 7.6%
83,300	Credit Suisse Group AG, Registered Shares (a)	2,135,219
103,612	Nobel Biocare Holding AG, Registered Shares (a)	1,596,629
100,600	Novartis AG, Registered Shares (a)	4,164,892
20,722	Roche Holding AG (a)	2,915,274
188,831	UBS AG, Registered Shares (a)*	2,375,886

	Total Switzerland	13,187,900

Taiwan - 0.9%
144,224	Advanced Semiconductor Engineering Inc., ADR	230,758
312,169	Siliconware Precision Industries Co., ADR	1,289,258

	Total Taiwan	1,520,016

United Kingdom - 12.6%
151,200	Amdocs Ltd. *	2,558,304
75,700	Anglo American PLC (a)	1,366,443
899,948	Barclays PLC (a)	1,332,884
485,900	British Sky Broadcasting Group PLC (a)	3,477,172
289,300	HSBC Holdings PLC (a)	2,249,221
920,900	International Power PLC (a)	3,606,382
1,371,362	Vodafone Group PLC (a)	2,546,332
1,210,295	William Morrison Supermarkets PLC (a)	4,720,406

	Total United Kingdom	21,857,144

	TOTAL COMMON STOCKS (Cost - $242,748,551)	155,524,504

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
PREFERRED STOCKS - 2.0%
Germany - 2.0%
136,200	Henkel AG & Co. KGaA (a) (Cost - $6,810,474)	$3,506,327

RIGHTS - 0.0%
Belgium - 0.0%
113,900	Fortis (a)* (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $249,559,025)	159,030,831

FACE AMOUNT
SHORT-TERM INVESTMENT - 9.3%
Repurchase Agreement - 9.3%
$16,112,000	State Street Bank & Trust Co., repurchase agreement dated 1/30/09, 0.010% due 2/2/09; Proceeds at maturity - $16,112,013; (Fully collateralized by U.S. Treasury Bills, 0.000% due 7/16/09; Market value - $16,436,956) (Cost - $16,112,000)	16,112,000

	TOTAL INVESTMENTS - 100.8% (Cost - $265,671,025#)	175,142,831
	Liabilities in Excess of Other Assets - (0.8)%	(1,343,342)

	TOTAL NET ASSETS - 100.0%	$173,799,489

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector **

Financials	19.8%
Industrials	12.3
Consumer staples	10.9
Health care	10.4
Consumer discretionary	9.4
Telecommunication services	7.8
Materials	6.9
Information technology	6.7
Energy	4.5
Utilities	2.1
Short-term investment	9.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$175,142,831	$25,415,632	$149,727,199	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,307,460
Gross unrealized depreciation	(92,835,654)

Net unrealized depreciation	$(90,528,194)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 24, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 24, 2009